AST Bond Portfolio 2033 Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AST Bond Portfolio 2033 | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	8.94%	(1.80%)	4.65%